INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 126,032		¥ 106,602		$ 19,777
Less: accumulated amortization	(70,348)		(62,705)		(11,039)
Intangible Assets, net	55,684		43,897		8,738
Amortization expense of intangible assets	8,033	$ 1,261	12,334	¥ 19,280
Customer relationships
INTANGIBLE ASSETS, NET
Intangible assets, gross	10,449		10,449		1,640
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	65,001		61,227		10,200
Capitalized internal use software
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 50,582		¥ 34,926		$ 7,937